Pay vs Performance Disclosure - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2022	Nov. 29, 2022	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE

The following disclosure illustrates the relationship between the compensation actually paid to the named executive officers, as calculated in accordance with SEC disclosure rules and the performance of the Company.
					Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (3)	Value of Initial Fixed $100 Investment Based On (4):		Net Income (Loss) ($000)	Company Selected Measure (6)
	Summary Compensation Table Total		Compensation Actually Paid				Total Shareholder Return	Peer Group Total Shareholder Return (5)
Year (1)	PEO1 (2)	PEO2 (2)	PEO1 (3)	PEO2 (3)
2022	3,214,558	1,934,847	(685,383)	(3,711,412)	1,968,670	(2,222,175)	18.96	29.54	(9,555)	N/A
2021	1,418,557	—	2,850,046	—	2,753,846	5,851,455	65.22	90.61	18,092	N/A

1
Until November 29, 2022, the Company’s principal executive officer (“PEO”) was Douglas Campbell, referred to in this section as the “PEO1.” Following November 29, 2022, our PEO was David Jansen, referred to in this section as the “PEO2.” For 2022, our non-PEO named executive officers for the purpose of this disclosure were Joshua Buettner-Garrett, Derek Johnson, James Liebscher, and Kevin Paprzycki. For 2021, our non-PEO named executive officers for the purpose of this disclosure were David Jansen and Jon Jacobs.

2
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year for Mr. Campbell and Mr. Jansen and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s named executive officers reported for the applicable year other than Mr. Campbell and Mr. Jansen for 2022 and other than Mr. Campbell for 2021.

3
To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for each of the PEOs and for the average of the non-PEO NEOs is set forth following the footnotes to this table.

4
Pursuant to Item 402(v) of Regulation S-K, the comparison assumes $100 was invested on December 9, 2021, our registration date. Historical stock price performance is not necessarily indicative of future stock price performance.

5
The Company’s TSR Peer Group consists of Canoo Inc., ChargePoint Holdings, Inc., ESS Tech, Inc., EVgo Inc., Fisker Inc., FREYR Battery, Lightning eMotors, Inc., The Lion Electric Company, Lordstown Motors Corp., Microvast Holdings, Inc., Nikola Corporation, Proterra Inc., and QuantumScape Corporation.

6
As noted in the Compensation Discussion and Analysis, for 2022, the principal incentive elements in the Company’s executive compensation program were delivered in the form of annual cash bonuses and equity awards in the form of time-vesting stock options and RSUs. As is the case with many companies in the battery technology and electric vehicle industries, the Company’s annual incentive objectives are generally tied to the Company’s strategic and operational goals rather than financial goals. Accordingly, the Company determined that it did not have any financial performance measure which would constitute a “Company-Selected Measure” for purposes of this disclosure.

Reconciliation of Compensation Actually Paid Adjustments
Year	Summary Compensation Table Total ($)(a)	Minus Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans ($)(b)	Plus Service Costs Under Defined Benefit and Actuarial Pension Plans ($)(c)	Minus Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($)(d)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)(e)	Plus / (Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)(f)	Plus Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(g)	Plus / (Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(h)	Minus Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(i)	Equals Compensation Actually Paid ($)
PEO1
2022	3,214,558	—	—	(2,873,759)	679,798	(1,406,831)	—	(299,149)	—	(685,383)
2021	1,418,557	—	—	(981,783)	2,413,271	—	—	1	—	2,850,046
PEO2
2022	1,934,847	—	—	(1,436,876)	339,898	(3,751,550)	—	(797,730)	—	(3,711,412)
2021	—	—	—	—	—	—	—	—	—	—
Other NEOs (Average) (j)
2022	1,968,670	—	—	(1,452,367)	319,193	(2,541,446)	101,978	(618,203)	—	(2,222,175)
2021	2,753,846	—	—	(2,531,531)	5,629,139	—	—	—	—	5,851,455

a
Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other named executive officers, amounts shown represent averages.

b
Represents the aggregate change in the actuarial present value of the accumulated benefits under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.

c
Represents the sum of the actuarial present value of the benefits under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

d
Represents the grant date fair value of the stock option and RSUs granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

e
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested stock option awards and RSUs granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

f
Represents the change in fair value during the indicated fiscal year of each stock option award and RSUs that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

g
Represents the fair value at vesting of the stock option awards and RSUs that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

h
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock option award and RSUs that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

i
Represents the fair value as of the last day of the prior fiscal year of the stock option award and RSUs that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

j
See footnote 1 above for the named executive officers included in the average for each year.

Named Executive Officers, Footnote [Text Block]
1
Until November 29, 2022, the Company’s principal executive officer (“PEO”) was Douglas Campbell, referred to in this section as the “PEO1.” Following November 29, 2022, our PEO was David Jansen, referred to in this section as the “PEO2.” For 2022, our non-PEO named executive officers for the purpose of this disclosure were Joshua Buettner-Garrett, Derek Johnson, James Liebscher, and Kevin Paprzycki. For 2021, our non-PEO named executive officers for the purpose of this disclosure were David Jansen and Jon Jacobs.

2
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year for Mr. Campbell and Mr. Jansen and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s named executive officers reported for the applicable year other than Mr. Campbell and Mr. Jansen for 2022 and other than Mr. Campbell for 2021.

Peer Group Issuers, Footnote [Text Block]
5
The Company’s TSR Peer Group consists of Canoo Inc., ChargePoint Holdings, Inc., ESS Tech, Inc., EVgo Inc., Fisker Inc., FREYR Battery, Lightning eMotors, Inc., The Lion Electric Company, Lordstown Motors Corp., Microvast Holdings, Inc., Nikola Corporation, Proterra Inc., and QuantumScape Corporation.

Adjustment To PEO Compensation, Footnote [Text Block]
2
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year for Mr. Campbell and Mr. Jansen and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s named executive officers reported for the applicable year other than Mr. Campbell and Mr. Jansen for 2022 and other than Mr. Campbell for 2021.

3
To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for each of the PEOs and for the average of the non-PEO NEOs is set forth following the footnotes to this table.
Reconciliation of Compensation Actually Paid Adjustments
Year	Summary Compensation Table Total ($)(a)	Minus Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans ($)(b)	Plus Service Costs Under Defined Benefit and Actuarial Pension Plans ($)(c)	Minus Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($)(d)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)(e)	Plus / (Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)(f)	Plus Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(g)	Plus / (Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(h)	Minus Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(i)	Equals Compensation Actually Paid ($)
PEO1
2022	3,214,558	—	—	(2,873,759)	679,798	(1,406,831)	—	(299,149)	—	(685,383)
2021	1,418,557	—	—	(981,783)	2,413,271	—	—	1	—	2,850,046
PEO2
2022	1,934,847	—	—	(1,436,876)	339,898	(3,751,550)	—	(797,730)	—	(3,711,412)
2021	—	—	—	—	—	—	—	—	—	—
Other NEOs (Average) (j)
2022	1,968,670	—	—	(1,452,367)	319,193	(2,541,446)	101,978	(618,203)	—	(2,222,175)
2021	2,753,846	—	—	(2,531,531)	5,629,139	—	—	—	—	5,851,455

a
Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other named executive officers, amounts shown represent averages.

b
Represents the aggregate change in the actuarial present value of the accumulated benefits under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.

c
Represents the sum of the actuarial present value of the benefits under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

d
Represents the grant date fair value of the stock option and RSUs granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

e
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested stock option awards and RSUs granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

f
Represents the change in fair value during the indicated fiscal year of each stock option award and RSUs that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

g
Represents the fair value at vesting of the stock option awards and RSUs that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

h
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock option award and RSUs that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

i
Represents the fair value as of the last day of the prior fiscal year of the stock option award and RSUs that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

j
See footnote 1 above for the named executive officers included in the average for each year.

Non-PEO NEO Average Total Compensation Amount			$ 1,968,670	$ 2,753,846
Non-PEO NEO Average Compensation Actually Paid Amount			$ (2,222,175)	5,851,455
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
2
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year for Mr. Campbell and Mr. Jansen and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s named executive officers reported for the applicable year other than Mr. Campbell and Mr. Jansen for 2022 and other than Mr. Campbell for 2021.

3
To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for each of the PEOs and for the average of the non-PEO NEOs is set forth following the footnotes to this table.
Reconciliation of Compensation Actually Paid Adjustments
Year	Summary Compensation Table Total ($)(a)	Minus Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans ($)(b)	Plus Service Costs Under Defined Benefit and Actuarial Pension Plans ($)(c)	Minus Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($)(d)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)(e)	Plus / (Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)(f)	Plus Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(g)	Plus / (Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(h)	Minus Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(i)	Equals Compensation Actually Paid ($)
PEO1
2022	3,214,558	—	—	(2,873,759)	679,798	(1,406,831)	—	(299,149)	—	(685,383)
2021	1,418,557	—	—	(981,783)	2,413,271	—	—	1	—	2,850,046
PEO2
2022	1,934,847	—	—	(1,436,876)	339,898	(3,751,550)	—	(797,730)	—	(3,711,412)
2021	—	—	—	—	—	—	—	—	—	—
Other NEOs (Average) (j)
2022	1,968,670	—	—	(1,452,367)	319,193	(2,541,446)	101,978	(618,203)	—	(2,222,175)
2021	2,753,846	—	—	(2,531,531)	5,629,139	—	—	—	—	5,851,455

a
Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other named executive officers, amounts shown represent averages.

b
Represents the aggregate change in the actuarial present value of the accumulated benefits under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.

c
Represents the sum of the actuarial present value of the benefits under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

d
Represents the grant date fair value of the stock option and RSUs granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

e
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested stock option awards and RSUs granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

f
Represents the change in fair value during the indicated fiscal year of each stock option award and RSUs that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

g
Represents the fair value at vesting of the stock option awards and RSUs that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

h
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock option award and RSUs that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

i
Represents the fair value as of the last day of the prior fiscal year of the stock option award and RSUs that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

j
See footnote 1 above for the named executive officers included in the average for each year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Total Shareholder Return Amount			$ 18.96	65.22
Peer Group Total Shareholder Return Amount			29.54	90.61
Net Income (Loss)			$ (9,555,000)	18,092,000
PEO Name	David Jansen	Douglas Campbell
Additional 402(v) Disclosure [Text Block]
4
Pursuant to Item 402(v) of Regulation S-K, the comparison assumes $100 was invested on December 9, 2021, our registration date. Historical stock price performance is not necessarily indicative of future stock price performance.

Douglas Campbell [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 3,214,558	1,418,557
PEO Actually Paid Compensation Amount			(685,383)	2,850,046
Douglas Campbell [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,873,759)	(981,783)
Douglas Campbell [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			679,798	2,413,271
Douglas Campbell [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,406,831)
Douglas Campbell [Member] | Adjustments For Equity Awards As Of Vesting Date For Which Vesting Conditions Satisfied [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(299,149)	1
David Jansen [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			1,934,847
PEO Actually Paid Compensation Amount			(3,711,412)
David Jansen [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,436,876)
David Jansen [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			339,898
David Jansen [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(3,751,550)
David Jansen [Member] | Adjustments For Equity Awards As Of Vesting Date For Which Vesting Conditions Satisfied [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(797,730)
Non-PEO NEO [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,452,367)	(2,531,531)
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			319,193	$ 5,629,139
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,541,446)
Non-PEO NEO [Member] | Adjustments For Equity Awards As Of Vesting Date For Which Vesting Conditions Satisfied [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(618,203)
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 101,978